Revenue from Contracts with Customers	12 Months Ended
Jun. 30, 2024
Revenue from Contracts with Customers [Abstract]
Revenue from Contracts with Customers

Note 6. Revenue from contracts with customers

	Consolidated
	30 June 2024	30 June 2023
	$	$
Sale of products	—	79,843

All revenues are recognized accordance with the policy at the point in time of delivery.

Disaggregation of revenue by geographical location:

	Consolidated
	30 June 2024	30 June 2023
	$	$
United States of America	—	79,843
Total	—	79,843